================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number   811-5531
                                   ---------------------------------------------

                       MassMutual Participation Investors
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1500 Main Street, Suite 1100, Springfield, MA 01115
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)


                 Stephen L. Kuhn, Vice President and Secretary
               1500 Main Street, Suite 2800, Springfield, MA 01115
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  413-226-1000
                                                    ----------------------------

Date of fiscal year end:  12/31
                          ------------------

Date of reporting period: 06/30/04
                          ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

================================================================================

ITEM 1.  REPORT TO STOCKHOLDERS.

         Attached hereto is the semi-annual shareholder report transmitted to shareholders pursuant to Rule 30e-1 of the Investment Company Act of 1940, as amended.

                                   MassMutual
                                  PARTICIPATION
                                    INVESTORS






                                     [LOGO]











                               REPORT FOR THE SIX
                              MONTHS ENDED 6/30/04

MASSMUTUAL PARTICIPATION INVESTORS       ADVISER
   c/o Babson Capital Management LLC        Babson Capital Management LLC
   1500 Main Street, Suite 600              1500 Main Street
   Springfield, Massachusetts 01115         Springfield, Massachusetts 01115
   (413) 226-1516
                                         AUDITOR
                                            KPMG LLP
                                            Boston, Massachusetts 02110

                                         COUNSEL TO THE TRUST
                                            Ropes & Gray LLP
                                            Boston, Massachusetts 02110

                                         CUSTODIAN
                                            Citibank, N.A.
                                            New York, New York 10043

                                         TRANSFER AGENT & REGISTRAR
                                            Shareholder Financial Services, Inc.
                                            P.O. Box 173673
                                            Denver, Colorado 80217-3673
                                            1-800-647-7374



                    INTERNET WEBSITE: WWW.MASSMUTUAL.COM/MPV

                         INVESTMENT OBJECTIVE AND POLICY

MassMutual Participation Investors (the "Trust") is a closed-end investment company, first offered to the public in 1988, whose shares are traded on the New York Stock Exchange under the trading symbol "MPV". The Trust's share price can be found in the financial section of most newspapers as "MassPrt" or "MassMuPrt" under the New York Stock Exchange listings. The Trust's investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust's principal investments are privately placed, below-investment grade, long-term corporate debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. In addition, the Trust may temporarily invest in high quality, readily marketable securities. Babson Capital Management LLC manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

                                             PROXY VOTING POLICIES & PROCEDURES
                                             The Trustees of MassMutual
                                             Participation Investors have
                                             delegated proxy voting
                                             responsibilities relating to the
                                             voting of securities held by the
                                             Trust to Babson Capital Management
                                             LLC. A description of Babson
                                             Capital's proxy voting policies and
                                             procedures is available (1) without
                                             charge, upon request, by calling,
                                             toll-free 866-399-1516; (2) on
                                             MassMutual Participation Investors'
                                             website: www.massmutual.com/mpv;
                                             and (3) on the U.S. Securities and
                                             Exchange Commission website at
                                             http://www.sec.gov.

                                                                             MPV
                                                                          Listed
                                                                            NYSE

TO OUR SHAREHOLDERS

July 30, 2004

We are pleased to present the June 30, 2004 Semi-Annual Report of MassMutual Participation Investors (the "Trust"). The Trust's Board of Trustees declared an increase in the quarterly dividend to 24 cents per share, payable on August 13, 2004 to shareholders of record on July 30, 2004. A dividend of 21 cents per share was paid in the previous quarter. The Trustees also declared a special dividend of 5 cents per share, due to nonrecurring income received during the second quarter, also payable on August 13, 2004 to shareholders of record on July 30, 2004.

U.S. equity markets, as measured by several broad market indices, posted modest returns. During the quarter ended June 30, 2004, large stocks, as approximated by the Dow Jones Industrial Average, increased 1.24%. Smaller stocks, as approximated by the Russell 2000 Index, increased 0.47%. Alternatively, U.S. fixed income markets, as measured by select indices, decreased during the second quarter. The Lehman Brothers Government/Credit Index and the Lehman Brothers U.S. Corporate High Yield Index decreased 3.17% and 0.96%, respectively, for the quarter.

For the quarter ended June 30, 2004, the Trust earned 30 cents per share, of which 7 cents represents income due to a nonrecurring item. The Trust earned 22 cents per share in the previous quarter. The Trust's net assets as of June 30, 2004 totaled $102,265,890 or $10.61 per share compared to $98,698,029 or $10.26 per share on March 31, 2004. This translated into a portfolio return of 5.51% for the quarter based on the change in the Trust's net assets assuming the reinvestment of all dividends. Long term, the Trust's portfolio had average annualized returns of 23.37%, 10.38% and 13.19% for the 1-, 5- and 10-year periods ended June 30, 2004, respectively, based on change in net assets with the reinvestment of all dividends.

During the second quarter, the Trust made private placement investments in seven new issuers totaling approximately $8 million. The new issuers were ATI Acquisition Company, AWC Holding Company, EXC Acquisition Corporation, Home Decor Holding Company, Qualis Automotive LLC, Tubular Textile Machinery and U-Line Corporation. The weighted average coupon of these investments was 12.40%. (A brief description of these investments can be found in the Schedule of Investments.)

On July 1, 2004, David L. Babson & Company Inc., the investment advisor to the Trust, announced that it had reorganized itself as a Delaware limited liability company and changed its name to Babson Capital Management LLC. The new name is designed to help the marketplace better understand the scope and sophistication of Babson Capital's capabilities as the firm continues its commitment to creating high quality investment solutions to meet the needs of a wide variety of investors. The Trust continues to be managed by the same individuals and there will be no change in the level of service provided. Thank you for your continued interest in and support of MassMutual Participation Investors.

Sincerely,

/s/ Roger W. Crandall

Roger W. Crandall
President


--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF                     MASSMUTUAL PARTICIPATION INVESTORS
ASSETS AND LIABILITIES

JUNE 30, 2004
(UNAUDITED)

ASSETS:
Investments
   (See Consolidated Schedule of Investments)
   Corporate restricted securities at fair value
    (Cost - $103,486,520)                                                    $ 93,182,981
   Corporate public securities at market value
    (Cost - $20,078,344)                                                       16,977,108
   Short-term securities at cost plus earned discount which
    approximates market value                                                   9,542,295
                                                                             ------------
                                                                              119,702,384
Cash                                                                            2,037,499
Interest receivable                                                             2,292,405
Receivable for investments sold                                                 2,191,446
Other assets                                                                       12,618
                                                                             ------------
      TOTAL ASSETS                                                           $126,236,352
                                                                             ============

LIABILITIES:
Payable for investments purchased                                            $  1,023,817
Management fee payable                                                            230,614
Note payable                                                                   12,000,000
Revolving Credit Agreement                                                     10,500,000
Interest payable                                                                  103,661
Accrued expenses                                                                  112,370
                                                                             ------------
      TOTAL LIABILITIES                                                        23,970,462
                                                                             ============

NET ASSETS:
Common shares, par value $.01 per share; an unlimited number authorized            96,343
Additional paid-in capital                                                     89,240,926
Retained net realized gain on investments, prior years                         19,858,001
Undistributed net investment income                                             3,645,184
Undistributed net realized loss on investments                                  2,830,211
Net unrealized depreciation of investments                                    (13,404,775)
                                                                             ------------
      TOTAL NET ASSETS                                                        102,265,890
                                                                             ------------
      TOTAL LIABILITIES AND NET ASSETS                                       $126,236,352
                                                                             ============
COMMON SHARES ISSUED AND OUTSTANDING                                            9,634,275
                                                                             ============
NET ASSET VALUE PER SHARE                                                    $      10.61
                                                                             ============


                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENT OF OPERATIONS          MASSMUTUAL PARTICIPATION INVESTORS

FOR THE SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)

INVESTMENT INCOME:
Interest                                                                     $  5,352,122
Dividends                                                                         755,540
                                                                             ------------

      TOTAL INVESTMENT INCOME                                                   6,107,662
                                                                             ------------

EXPENSES:
Management fees                                                                   453,163
Trustees' fees and expenses                                                        58,800
Transfer agent/registrar's expenses                                                13,200
Interest                                                                          433,194
Reports to shareholders                                                            60,000
Audit and legal                                                                    79,200
Other                                                                              37,074
                                                                             ------------

      TOTAL EXPENSES                                                            1,134,631
                                                                             ------------

NET INVESTMENT INCOME ($0.52 PER SHARE)                                         4,973,031
                                                                             ------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain on investments before taxes                                       4,382,091
Income taxes paid                                                                 (53,989)
                                                                             ------------
Net realized gain on investments                                                4,328,102
Net change in unrealized depreciation of investments                              108,242
                                                                             ------------

NET GAIN ON INVESTMENTS                                                         4,436,344
                                                                             ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $  9,409,375
                                                                             ============



                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF CASH FLOWS          MASSMUTUAL PARTICIPATION INVESTORS

FOR THE SIX MONTHS ENDED JUNE 30, 2004
(UNAUDITED)

NET DECREASE IN CASH:
Cash flows from operating activities:
   Interest and dividends received                                           $  5,226,480
   Interest expense paid                                                         (433,151)
   Operating expenses paid                                                       (733,336)
   Income taxes paid                                                             (950,902)
                                                                             ------------
      NET CASH PROVIDED BY OPERATING ACTIVITIES                                 3,109,091
                                                                             ------------
Cash flows from investing activities:
   Purchases/Proceeds/Maturities from short-term portfolio securities, net     (1,791,918)
   Purchases of portfolio securities                                          (30,965,848)
   Proceeds from disposition of portfolio securities                           32,165,299
                                                                             ------------

      NET CASH USED FOR INVESTING ACTIVITIES                                     (592,467)
                                                                             ------------

      NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES                   2,516,624
                                                                             ------------

Cash flows from financing activities:
   Cash dividends paid from net investment income                              (4,992,826)
                                                                             ------------

      NET CASH USED FOR FINANCING ACTIVITIES                                   (4,992,826)
                                                                             ------------

NET DECREASE IN CASH                                                           (2,476,202)
Cash - beginning of year                                                        4,513,701
                                                                             ------------

CASH - END OF PERIOD                                                         $  2,037,499
                                                                             ============

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $  9,409,375
                                                                             ------------

   Increase in investments                                                     (6,224,595)
   Increase in interest receivable                                               (466,955)
   Increase in receivable for investments sold                                   (283,630)
   Increase in other assets                                                       (12,618)
   Increase in payable for investments purchased                                1,023,817
   Increase in management fee payable                                              17,897
   Increase in interest payable                                                        43
   Decrease in accrued expenses                                                   (49,796)
   Decrease in accrued taxes payable                                             (896,914)
                                                                             ------------

      TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                          (6,892,751)
                                                                             ------------

      NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES                $  2,516,624
                                                                             ============

                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENTS OF                    MASSMUTUAL PARTICIPATION INVESTORS
CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2004
AND THE YEAR ENDED DECEMBER 31, 2003
(UNAUDITED)

                                                                             For the six
                                                                             months ended         For the
                                                                              06/30/2004         year ended
                                                                             (Unaudited)         12/31/2003
                                                                             ------------       ------------
INCREASE IN NET ASSETS:

OPERATIONS:
   Net investment income                                                     $  4,973,031       $  7,705,514
   Net realized gain on investments                                             4,328,102          2,040,865
   Net change in unrealized depreciation of investments                           108,242          9,587,627
                                                                             ------------       ------------

   Net increase in net assets resulting from operations                         9,409,375         19,334,006

   Net increase in shares of beneficial interest transactions                     479,648            662,855

Dividends to shareholders from:
   Net investment income (2004-$0.21 per share; 2003-$0.96 per share)          (2,019,724)        (9,186,933)
                                                                             ------------       ------------

      TOTAL INCREASE IN NET ASSETS                                              7,869,299         10,809,928

NET ASSETS, BEGINNING OF YEAR                                                  94,396,591         83,586,663
                                                                             ------------       ------------
NET ASSETS, END OF PERIOD/YEAR (INCLUDING UNDISTRIBUTED NET
  INVESTMENT INCOME IN 2004 - $3,645,184; 2003 - $691,877)                   $102,265,890       $ 94,396,591
                                                                             ============       ============





                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS    MASSMUTUAL PARTICIPATION INVESTORS

Selected data for each share of beneficial interest outstanding:

                                         For the
                                       six months
                                         ended                             For the years ended December 31,
                                       06/30/2004       --------------------------------------------------------------------
                                       (Unaudited)        2003           2002           2001           2000           1999
                                        --------        --------       --------       --------       --------       --------
Net asset value:
Beginning of year                       $   9.84        $   8.78       $   9.12       $   9.75       $  10.40       $  11.33
                                        --------        --------       --------       --------       --------       --------

Net investment income                       0.52            0.80           0.87           0.93           1.00           0.97
Net realized and unrealized
  gain (loss) on investments                0.46            1.21          (0.35)         (0.61)         (0.14)         (0.53)
                                        --------        --------       --------       --------       --------       --------

Total from investment operations            0.98            2.01           0.52           0.32           0.86           0.44
                                        --------        --------       --------       --------       --------       --------
Dividends from net investment
  income to common shareholders            (0.21)          (0.96)         (0.86)         (0.96)         (0.96)         (0.96)

Dividends from net realized gain
  on investments to common shareholders       --              --             --             --          (0.55)         (0.41)

Change from issuance of shares                --            0.01             --           0.01             --             --
                                        --------        --------       --------       --------       --------       --------
Total distributions                        (0.21)          (0.95)         (0.86)         (0.95)         (1.51)         (1.37)
                                        --------        --------       --------       --------       --------       --------
Net asset value:
   End of period/year                   $  10.61        $   9.84       $   8.78       $   9.12       $   9.75       $  10.40
                                        --------        --------       --------       --------       --------       --------
Per share market value:
   End of period/year                   $  11.11        $  11.65       $   9.40       $   9.10       $  10.94       $  10.25
                                        --------        --------       --------       --------       --------       --------

Total investment return
   Market value                            (2.78)%*        35.50%         12.58%         (8.02)%        22.91%         (2.30)%
   Net asset value**                       10.01%*         23.72%          5.70%          3.41%          8.11%          4.77%

Net assets (in millions):
   End of period/year                   $ 102.27        $  94.40       $  83.59       $  86.09       $  90.95       $  97.01

Ratio of operating expenses to average
   net assets                               0.72%*          1.65%          1.27%          1.22%          1.28%          1.25%

Ratio of interest expense to average
   net assets                               0.44%*          0.97%          1.08%          1.47%          1.54%          1.38%

Ratio of total expenses to average
   net assets                               1.16%*          2.62%          2.35%          2.69%          2.82%          2.63%

Ratio of net investment income
   to average net assets                    5.07%*          8.55%          9.42%          9.70%          9.20%          8.70%

Portfolio turnover                         29.44%*         55.08%         35.32%         21.58%         55.97%         66.17%

 * Percentages represent results for the period and are not annualized.
** Net asset value return represents portfolio returns based on change in the net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on market value due to the difference between the net asset value and the market value of the shares outstanding; past performance is no guarantee of future results.


                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
6

CONSOLIDATED SCHEDULE OF INVESTMENTS          MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES - 91.12%: (A)                  Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 81.27%

A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students
in Texas, Florida and Arizona.
   12% Senior Subordinated Note due 2012                         $  1,125,000         04/08/04     $  1,125,000     $  1,098,158
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                             1,230 shs.         04/08/04             --                 12
                                                                                                   ------------     ------------
                                                                                                      1,125,000        1,098,170
                                                                                                   ------------     ------------
A W C HOLDING COMPANY
A manufacturer and distributor of aluminum and
vinyl windows and doors in the Southwest and
Southeast regions of the U.S.
   12% Senior Subordinated Note due 2012                         $  1,125,000         05/18/04        1,013,395        1,099,810
   Limited Partnership Interest (B)                                  132 uts.         05/18/04          112,500                1
                                                                                                   ------------     ------------
                                                                                                      1,125,895        1,099,811
                                                                                                   ------------     ------------
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings
and countertops for houses and recreational vehicles.
   12.5% Subordinated Note due 2010                              $  1,125,000         02/29/00        1,014,282        1,080,840
   Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                               192 shs.         02/29/00          162,931           72,757
                                                                                                   ------------     ------------
                                                                                                      1,177,213        1,153,597
                                                                                                   ------------     ------------
AMERICA'S BODY COMPANY, INC./LCP HOLDING CO.
A designer and manufacturer of commercial work vehicles.
   12% Preferred Stock Series C (B)                                  197 shs.         12/16/03          875,000        1,312,500
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                40 shs.                *          256,667             --
                                                                                                   ------------     ------------
                                                                                                      1,131,667        1,312,500
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
   12% Senior Subordinated Note due 2010                         $  1,125,000         01/22/04        1,002,589        1,121,942
   Preferred Class A Unit (B)                                      1,337 uts.         01/22/04          127,477          114,749
   Common Class B Unit (B)                                         1,610 shs.         01/22/04             --                 16
                                                                                                   ------------     ------------
                                                                                                      1,130,066        1,236,707
                                                                                                   ------------     ------------
BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air
and gas distribution systems.
   Senior Secured Floating Rate Revolving Credit
    Facility due 2007                                            $     65,896         04/09/02           65,896           65,500
   Senior Secured Tranche A Floating Rate Note due 2008          $    538,488         04/09/02          538,488          535,822
   12% Senior Secured Note due 2010                              $    412,112         04/09/02          351,471          422,088
   Limited Partnership Interest of Riverside Capital
    Appreciation Fund IV, L.P. (B)                                 0.64% int.         04/09/02           87,045           78,340
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                               794 shs.         04/09/02           72,856           44,674
                                                                                                   ------------     ------------
                                                                                                      1,115,756        1,146,424
                                                                                                   ------------     ------------

*11/02/98 and 12/24/03.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
BETA BRANDS LTD
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
   5% Promissory Note due 2009 (B)                               $     96,698         03/31/04     $     96,698     $       --
   Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                             2,421 shs.         03/31/04                1             --
                                                                                                   ------------     ------------
                                                                                                         96,699             --
                                                                                                   ------------     ------------
BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty
silica sands.
   14% Redeemable Preferred Stock (B)                                499 shs.         09/30/99          272,912           54,525
   Convertible Preferred Stock Series A and B, convertible
    into common stock at $9.26 per share (B)                      62,997 shs.         12/19/96          583,300             --
   Common Stock (B)                                               10,013 shs.         09/30/99          399,505             --
   Warrants, exercisable until 2005 and 2010, to purchase
    common stock at $.01 per share (B)                             5,700 shs.                *           64,247             --
                                                                                                   ------------     ------------
                                                                                                      1,319,964           54,525
                                                                                                   ------------     ------------
C & M CONVEYOR, INC.
A manufacturer and supplier of material handling systems
to the corrugated sheet and container industry.
   9.5% Senior Secured Term Note due 2007                        $    704,819         09/13/02          704,819          704,693
   11% Senior Subordinated Note due 2010                         $    478,916         09/13/02          452,185          479,713
   Common Stock (B)                                              180,723 shs.         09/13/02          180,723          144,578
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                            78,386 shs.         09/13/02           34,428              784
                                                                                                   ------------     ------------
                                                                                                      1,372,155        1,329,768
                                                                                                   ------------     ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
   8% Junior Subordinated Convertible
    Note due 2004, convertible into
    partnership points at $1,388.89 per point                    $     54,054         09/29/95           54,054           61,000
   Warrant, exercisable until 2006, to purchase
    partnership points at $.01 per point (B)                          19 pts.         09/29/95           25,130           34,312
                                                                                                   ------------     ------------
                                                                                                         79,184           95,312
                                                                                                   ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
   Preferred Membership Interests (B)                                806 uts.         04/29/00            3,598              180
   Common Membership Interests (B)                                10,421 uts.         04/29/00           46,706            2,332
                                                                                                   ------------     ------------
                                                                                                         50,304            2,512
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceuticals products.
   Common Stock (B)                                                   55 shs.               **              252              252
                                                                                                   ------------     ------------

*12/19/96 and 09/30/99.
**12/30/97 and 05/29/99.
--------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------

COEUR, INC.
A producer of proprietary, disposable power
injection syringes.
   8.75% Senior Secured Term Note due 2010                       $    326,087         04/30/03     $    326,087     $    326,832
   11.5% Senior Subordinated Note due 2011                       $    242,754         04/30/03          221,523          243,780
   Common Stock (B)                                               72,463 shs.         04/30/03           72,463           65,217
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                            50,099 shs.         04/30/03           23,317              501
                                                                                                   ------------     ------------
                                                                                                        643,390          636,330
                                                                                                   ------------     ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and
metal stampings.
   Senior Secured Floating Rate Revolving Credit
    Facility due 2006                                            $     92,593         01/07/02           92,593           87,167
   Senior Secured Floating Rate Tranche A Note due 2007          $    598,766         06/26/01          598,766          528,411
   13% Senior Secured Tranche B Note due 2006                    $    370,370         06/26/01          370,370          339,740
   Limited Partnership Interest (B)                                3.65% int.         06/26/01          185,185          148,148
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                            61,163 shs.         06/26/01           45,370              612
                                                                                                   ------------     ------------
                                                                                                      1,292,284        1,104,078
                                                                                                   ------------     ------------
COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders
and accessories.
   12.5% Senior Subordinated Note due 2008                       $    843,750         09/22/00          748,117          817,807
   28% Preferred Stock (B)                                            38 shs.         11/02/01           37,500           37,277
   20% Preferred Stock (B)                                            35 shs.         03/09/04           35,156           35,040
   Common Stock (B)                                                  756 shs.         09/22/00          281,250          140,625
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               446 shs.         09/22/00          140,625                4
                                                                                                   ------------     ------------
                                                                                                      1,242,648        1,030,753
                                                                                                   ------------     ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
   12% Senior Subordinated Note due 2007 (B)                     $  2,045,455                *        1,965,300        1,840,910
   Common Stock (B)                                                   30 shs.                *           51,136           12,784
   Limited Partnership Interest (B)                               10.23% int.                *          150,810           37,955
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                97 shs.                *          157,343           41,767
                                                                                                   ------------     ------------
                                                                                                      2,324,589        1,933,416
                                                                                                   ------------     ------------
DELSTAR HOLDING CORPORATION
A manufacturer of plastic netting for a wide
variety of industries.
   Convertible Preferred Stock, convertible into common
    stock at $12.16 per share (B)                                  1,758 shs.         10/05/01          213,691          195,571
                                                                                                   ------------     ------------

*03/05/99 and 03/24/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor
of industrial magnets and subassemblies in
North America and Europe.
   12% Senior Subordinated Note due 2006                         $    570,652         07/19/01     $    518,279     $    554,647
   Common Stock (B)                                                  310 shs.         07/19/01          309,746          278,802
   Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                               157 shs.         07/19/01          132,677                2
                                                                                                   ------------     ------------
                                                                                                        960,702          833,451
                                                                                                   ------------     ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name
automotive security systems, audio products
and installation accessories.
   Class B Common Stock (B)                                       19,394 shs.         12/22/99             --            296,723
   Limited Partnership Interest (B)                                4.61% int.         12/22/99             --            444,618
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                            25,713 shs.         12/22/99             --            393,407
                                                                                                   ------------     ------------
                                                                                                           --          1,134,748
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production
labor to industrial customers.
   Membership Interests of MM/Lincap
    Diversco Investments Ltd. LLC (B)                             13.57% int.         08/27/98          366,495             --
   Preferred Stock (B)                                             1,639 shs.         12/14/01        1,392,067          696,032
   Warrants, exercisable until 2011, to purchase
    common stock of DHI Holdings, Inc. at $.01 per share (B)       6,676 shs.                *          201,655             --
                                                                                                   ------------     ------------
                                                                                                      1,960,217          696,032
                                                                                                   ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
   14% Senior Subordinated Note due 2011                         $    984,375         10/30/03          889,930          946,627
   Common Stock (B)                                                3,656 shs.               **          365,600          329,040
   Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                             1,077 shs.         10/30/03           98,719               11
                                                                                                   ------------     ------------
                                                                                                      1,354,249        1,275,678
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of prefilled syringes and pump systems
used for intravenous drug delivery.
   15% Senior Subordinated Note due 2012                         $  1,125,000         06/28/04        1,084,132        1,118,812
   Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                11 shs.         06/28/04           40,875             --
                                                                                                   ------------     ------------
                                                                                                      1,125,007        1,118,812
                                                                                                   ------------     ------------

 *10/24/96 and 08/28/98.
**10/30/03 and 01/02/04.
--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
EAGLE WINDOW & DOOR HOLDING CO.
A manufacturer of wood and aluminum-clad wood
windows and doors.
   12% Senior Subordinated Note due 2010                         $  1,000,000         05/06/02     $    874,964     $  1,030,000
   Common Stock (B)                                                  125 shs.         05/06/02          125,000          202,489
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                               232 shs.         05/06/02          150,000          375,720
                                                                                                   ------------     ------------
                                                                                                      1,149,964        1,608,209
                                                                                                   ------------     ------------
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests
in other entities.
   Limited Partnership Interest (B)                                0.04% int.         01/01/01            7,238            6,783
                                                                                                   ------------     ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
   13% Senior Subordinated Note due 2005 (B)                     $    843,750         09/17/02          714,590          506,250
   Limited Partnership Interest (B)                                0.70% int.         03/30/00          281,250            2,812
   Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                               253 shs.         03/30/00          135,000                3
                                                                                                   ------------     ------------
                                                                                                      1,130,840          509,065
                                                                                                   ------------     ------------
EURO-PRO CORPORATION
A designer, marketer and distributor of floor care, steam
cleaning and small kitchen products and appliances.
   13.25% Senior Subordinated Note due 2011                      $  1,125,000         09/09/03        1,107,198        1,140,790
   Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            23,229 shs.         09/09/03           18,869              232
                                                                                                   ------------     ------------
                                                                                                      1,126,067        1,141,022
                                                                                                   ------------     ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles
and control center systems.
   10% Senior Secured Note due 2006                              $    301,500         05/06/04          301,500          301,500
   Limited Partnership Interest of CM
    Equity Partners (B)                                            1.21% int.         02/11/98           63,627             --
   Common Stock (B)                                               45,000 shs.         05/06/04                6             --
                                                                                                   ------------     ------------
                                                                                                        365,133          301,500
                                                                                                   ------------     ------------
EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the insurance
industry and a provider of occupational
health testing.
   12% Senior Subordinated Note due 2007                         $  1,116,867         03/16/99        1,073,414          670,120
   Limited Partnership Interest (B)                                6.96% int.         03/02/99        1,133,133           11,331
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                            40,888 shs.         03/16/99           93,072               41
                                                                                                   ------------     ------------
                                                                                                      2,299,619          681,492
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
G C-SUN HOLDINGS, L.P.
A value-added national distributor of maintenance, repair
and operating supplies such as fasteners,
electrical components and tools.
   12% Senior Subordinated Note due 2008 (B)                     $    920,000         03/02/00     $    774,285     $    690,000
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               469 shs.         03/02/00          185,220             --
                                                                                                   ------------     ------------
                                                                                                        959,505          690,000
                                                                                                   ------------     ------------
HAMILTON FUNERAL SERVICES CENTERS, INC.
A privately held owner and operator of funeral
homes in the United States.
   16.5% Senior Subordinated Note due 2007 (B)                   $  2,208,026                *        2,147,182          220,803
   Warrant, exercisable until 2007, to purchase
    common stock at $1 per share (B)                             196,421 shs.                *           28,131             --
                                                                                                   ------------     ------------
                                                                                                      2,175,313          220,803
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests
in manufacturing and marketing entities.
   Series A Preferred Units (B)                                    0.30% int.         07/21/94           96,320            4,752
                                                                                                   ------------     ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed
art and wall decor products.
   12.5% Senior Subordinated Note due 2012                       $    843,750         06/30/04          758,320          837,084
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                85 shs.         06/30/04           85,430                1
                                                                                                   ------------     ------------
                                                                                                        843,750          837,085
                                                                                                   ------------     ------------
HUSSEY SEATING CORPORATION
A manufacturer of spectator seating products.
   Senior Secured Floating Rate Revolving Note due 2006          $    778,228         06/12/96          778,228          778,228
   Senior Secured Floating Rate Note due 2006                    $    253,125               **          253,125          253,125
   12% Senior Subordinated Note due 2006                         $    675,000         03/31/03          675,000          671,131
   Common Stock (B)                                                2,860 shs.         03/12/04          112,500          126,489
                                                                                                   ------------     ------------
                                                                                                      1,818,853        1,828,973
                                                                                                   ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
   16.5% Senior Secured Note due 2006                            $    912,965         03/01/04          912,542          792,455
   Common Stock (B)                                                  130 shs.         06/01/00          149,500           74,750
                                                                                                   ------------     ------------
                                                                                                      1,062,042          867,205
                                                                                                   ------------     ------------

 *01/25/99 and 07/16/99.
**06/12/96 and 08/03/01.
--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
JASON, INC.
A diversified manufacturing company
serving various industrial markets.
   13% Senior Subordinated Note due 2008                         $    510,187         08/04/00     $    468,849     $    460,472
   14% Cumulative Redeemable Preferred Stock Series A (B)            153 shs.         08/04/00          153,119          135,839
   Limited Partnership Interest of
    Saw Mill Capital Fund II, L.P. (B)                             1.30% int.         08/03/00          469,275          234,843
   Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                            26,931 shs.         08/04/00           61,101              269
                                                                                                   ------------     ------------
                                                                                                      1,152,344          831,423
                                                                                                   ------------     ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
   Senior Secured Floating Rate Revolving Note due 2005          $     73,386         06/16/00           73,386           73,223
   Senior Secured Floating Rate Tranche A Note due 2007          $    450,797         06/16/00          450,797          446,355
   12% Senior Secured Tranche B Note due 2008                    $    314,509         06/16/00          298,154          323,944
   Limited Partnership Interest of
    Riverside XVI Holding Company, L.P. (B)                        3.02% int.         06/12/00          190,563          171,504
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               633 shs.         06/12/00           26,209           18,179
                                                                                                   ------------     ------------
                                                                                                      1,039,109        1,033,205
                                                                                                   ------------     ------------
KELE AND ASSOCIATES, INC.
A distributor of building automation control products.
   12% Senior Subordinated Note due 2012                         $    969,643         02/27/04          878,450          947,932
   Preferred Stock Class A (B)                                        12 shs.         02/27/04          237,794          255,994
   Common Stock (B)                                                    6 shs.         02/27/04            6,814            6,133
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                 6 shs.         02/27/04            4,124             --
                                                                                                   ------------     ------------
                                                                                                      1,127,182        1,210,059
                                                                                                   ------------     ------------
KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals,
lubricants and residual fuels.
   12.5% Senior Subordinated Note due 2009                       $    962,170         04/30/01          962,170          972,267
   Preferred Stock (B)                                               163 shs.         04/30/01          163,000          326,000
   Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                               142 shs.         04/30/01                7                1
                                                                                                   ------------     ------------
                                                                                                      1,125,177        1,298,268
                                                                                                   ------------     ------------
LANCASTER LABORATORIES, INC.
A laboratory testing operation in the United States.
   12% Senior Subordinated Note due 2007                         $    883,929         09/25/00          771,904          901,608
   Common Stock (B)                                              241,071 shs.         09/25/00          241,071          216,964
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                           214,668 shs.         09/25/00          184,420            2,147
                                                                                                   ------------     ------------
                                                                                                      1,197,395        1,120,719
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
   12.5% Senior Subordinated Note due 2008                       $  2,036,000                *     $  1,826,371     $  2,024,600
   Common Stock (B)                                                3,057 shs.                *          213,998          181,892
   Warrant, exercisable until 2006, to purchase
    common stock at $.11 per share (B)                             8,245 shs.                *          318,838          490,578
                                                                                                   ------------     ------------
                                                                                                      2,359,207        2,697,070
                                                                                                   ------------     ------------
MEDASSIST, INC.
A provider of patient eligibility and accounts receivable
management services to hospitals and physician practices.
   12% Senior Subordinated Note due 2011                         $  1,125,000         05/01/03        1,105,461        1,147,214
   Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                            44,054 shs.         05/01/03           21,534           28,151
                                                                                                   ------------     ------------
                                                                                                      1,126,995        1,175,365
                                                                                                   ------------     ------------
MOSS, INC.
A manufacturer and distributor of large display
and exhibit structures.
   Senior Secured Floating Rate Tranche A Note due 2007          $    572,845         09/21/00          572,845          572,845
   12% Senior Secured Tranche B Note due 2008                    $    240,250         09/21/00          224,990          240,250
   Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P. (B)                4.27% int.               **          178,069          133,546
   Warrant, exercisable until 2008, to purchase
    common stock at $100 per share (B)                               264 shs.         09/21/00           23,064                3
                                                                                                   ------------     ------------
                                                                                                        998,968          946,644
                                                                                                   ------------     ------------
MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation
located in Oklahoma and Texas.
   11.5% Subordinated Note due 2011                              $    300,000         12/11/02          251,695          307,633
   8.5% Redeemable Preferred Stock                                82,500 shs.         12/11/02          586,634          585,077
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                             9,752 shs.         12/11/02          293,050          230,537
                                                                                                   ------------     ------------
                                                                                                      1,131,379        1,123,247
                                                                                                   ------------     ------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized
awards and sportswear to schools.
   12.5% Senior Subordinated Note due 2011                       $    562,500         01/31/03          475,798          569,770
   Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               112 shs.         01/31/03           95,625                1
                                                                                                   ------------     ------------
                                                                                                        571,423          569,771
                                                                                                   ------------     ------------

*12/23/98 and 01/28/99.
**09/20/00 and 05/23/02.
--------------------------------------------------------------------------------
14
CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel
chips in North America.
   12.25% Senior Subordinated Note due 2012                      $    986,538         03/29/04     $    982,661     $    974,287
   10% Preferred Stock (B)                                           135 shs.         03/29/04          135,044          131,449
   Common Stock (B)                                                3,418 shs.         03/29/04            3,418            3,076
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                             4,565 shs.         03/29/04            3,877               46
                                                                                                   ------------     ------------
                                                                                                      1,125,000        1,108,858
                                                                                                   ------------     ------------
NPC, INC.
A manufacturer of flexible connectors and equipment used
in the installation of sewers and storm drain pipelines.
   Senior Secured Floating Rate Revolving Note due 2006          $    236,675         06/25/99          236,675          230,388
   Senior Secured Floating Rate Note due 2006                    $  1,194,915         06/25/99        1,194,891        1,162,083
   12% Senior Secured Tranche B Note due 2007                    $    559,322         06/25/99          517,301          553,042
   Limited Partnership Interest of Riverside XIII
    Holding Company L.P. (B)                                       1.93% int.         06/11/99          169,648          126,536
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                               115 shs.         06/25/99           81,356                1
                                                                                                   ------------     ------------
                                                                                                      2,199,871        2,072,050
                                                                                                   ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components
for the automotive industry.
   9% Senior Secured Note due 2009                               $    464,286         01/28/02          464,286          477,348
   11.5% Senior Subordinated Note due 2012                       $    857,143         01/28/02          778,461          881,646
   Common Stock (B)                                              178,571 shs.         01/28/02          178,571          180,000
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           138,928 shs.         01/28/02           92,597          138,789
                                                                                                   ------------     ------------
                                                                                                      1,513,915        1,677,783
                                                                                                   ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon,
and California and British Columbia.
   12% Senior Subordinated Note due 2006                         $  1,387,000         08/07/98        1,330,554        1,248,228
   12% Senior Subordinated Note due 2008                         $    244,154         02/09/00          227,158          203,351
   Limited Partnership Interest of Riverside
    VIII, VIII-A and VIII-B Holding Company, L.P. (B)            795,964 shs.                *          808,274          415,320
   Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                            15,166 shs.               **          206,041              152
                                                                                                   ------------     ------------
                                                                                                      2,572,027        1,867,051
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures
for the nutritional, pharmaceutical,
personal care and food packaging markets.
   12% Senior Subordinated Note due 2008                         $  1,125,000         12/19/00        1,027,500        1,147,500
   Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                 1.28% int.         12/21/00          140,625          140,625
                                                                                                   ------------     ------------
                                                                                                      1,168,125        1,288,125
                                                                                                   ------------     ------------

 *08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/29/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase of
pharmaceutical goods and medical equipment.
   10.5% Senior Secured Note due 2005                            $     17,277         11/30/95     $     17,277     $     17,277
   10.5% Senior Secured Convertible Note
    due 2005, convertible into common stock
    at $50,000 per share                                         $     97,500         11/30/95           97,500          325,650
   Common Stock                                                        3 shs.         11/30/95          169,000          513,139
                                                                                                   ------------     ------------
                                                                                                        283,777          856,066
                                                                                                   ------------     ------------
P H I HOLDING COMPANY
A retailer of mid-priced gift items, home and garden
decor, accessories and other similar consumer products.
   12.5% Senior Subordinated Note due 2010                       $  1,125,000         10/25/02          982,307        1,168,279
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                               186 shs.         10/25/02          157,102                2
                                                                                                   ------------     ------------
                                                                                                      1,139,409        1,168,281
                                                                                                   ------------     ------------
POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A manufacturer of polypropylene twine for the
hay bailing marketplace.
   8% Senior Subordinated Note due 2010 (B)                      $    393,750         09/27/02          264,679             --
                                                                                                   ------------     ------------
PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid
valves and controls.
   Senior Secured Floating Rate Revolving Credit
    Facility due 2004                                            $    366,750         07/22/96          366,750          366,750
   Senior Secured Floating Rate Term Note
    due 2004                                                     $    407,500         07/22/96          407,500          407,500
   12% Senior Secured Term Note due 2004                         $    163,000         07/22/96          159,630          163,000
   8% Preferred Stock (B)                                            187 shs.         07/22/96          115,982          115,895
   Common Stock (B)                                                  299 shs.         07/22/96           14,489           14,489
   Warrant, exercisable until 2004, to purchase
    common stock at $.01 per share (B)                               162 shs.         07/22/96           49,000                2
                                                                                                   ------------     ------------
                                                                                                      1,113,351        1,067,636
                                                                                                   ------------     ------------
PROCESS CHEMICALS LLC
A specialty chemical company that manufactures
processed chemicals for the fertilizer, asphalt
and concrete industries.
   Common Membership Interests                                     4,932 uts.                *                4             --
                                                                                                   ------------     ------------
PROGRESSIVE SOFTWARE HOLDING, INC.
A designer and manufacturer of point-of-sale monitors and
keyboards used by retailers and restaurants.
   Common Stock (B)                                              365,010 shs.         07/09/02        1,749,998            6,570
                                                                                                   ------------     ------------

*07/31/97 and 01/04/99.
--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
   9.8% Redeemable Exchangeable Preferred Stock (B)                  332 shs.         08/12/94     $     33,217     $       --
   Common Stock (B)                                                  867 shs.                *           42,365             --
                                                                                                   ------------     ------------
                                                                                                         75,582             --
                                                                                                   ------------     ------------
PW EAGLE, INC. - O.T.C.
An extruder of small and medium diameter
plastic pipe and tubing in the United States.
   16% Senior Subordinated Note due 2007                         $  1,875,130         09/16/99        1,863,037          656,296
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                           101,505 shs.         09/16/99                1           83,234
                                                                                                   ------------     ------------
                                                                                                      1,863,038          739,530
                                                                                                   ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake
and chassis products.
   12% Senior Subordinated Note due 2012                         $    937,500         05/28/04          738,740          934,664
   Common Stock (B)                                              187,500 shs.         05/28/04          187,500          168,750
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           199,969 shs.         05/28/04          199,969            2,000
                                                                                                   ------------     ------------
                                                                                                      1,126,209        1,105,414
                                                                                                   ------------     ------------
ROTO-ROOTER, INC.
An operator in the residential and commercial repair-and-
maintenance service industry through two wholly owned
subsidiaries, Roto-Rooter and Service America.
   8.75% Senior Note due 2011                                    $    600,000         02/24/04          600,000          579,674
   Common Stock (B)                                               10,500 shs.         02/24/04          525,000          458,325
                                                                                                   ------------     ------------
                                                                                                      1,125,000        1,037,999
                                                                                                   ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic
and cultured marble bathroom products.
   12.5% Senior Subordinated Note due 2011                       $    562,500         11/14/03          500,138          559,021
   Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                74 shs.         11/14/03           65,089                1
                                                                                                   ------------     ------------
                                                                                                        565,227          559,022
                                                                                                   ------------     ------------
SABEX 2002, INC.
A Canadian specialty pharmaceutical company
which manufactures and distributes generic
injectable drugs and eye products.
   12% Senior Subordinated Note due 2009                         $  1,125,000         04/19/02        1,068,052        1,141,875
   Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                            27,046 shs.         04/19/02           73,086        1,110,211
                                                                                                   ------------     ------------
                                                                                                      1,141,138        2,252,086
                                                                                                   ------------     ------------

*11/14/01 and 08/12/94.
--------------------------------------------------------------------------------
CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and
routers for the wood working industry.
   Senior Secured Floating Rate Revolving Note due 2006          $    161,522         05/01/03     $    161,522     $    164,685
   Senior Secured Floating Rate Tranche A Note due 2007          $    861,452         06/02/99          861,452          861,452
   12% Senior Secured Tranche B Note due 2007                    $    646,089         06/02/99          646,089          646,089
   Class B Common Stock (B)                                          846 shs.         06/02/99          146,456          264,900
                                                                                                   ------------     ------------
                                                                                                      1,815,519        1,937,126
                                                                                                   ------------     ------------
SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials
for bottles used in consumer products.
   12% Senior Subordinated Note due 2009                         $  1,125,000         06/13/02        1,047,890        1,145,250
   Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                             1,064 shs.         06/13/02           96,365          178,834
                                                                                                   ------------     ------------
                                                                                                      1,144,255        1,324,084
                                                                                                   ------------     ------------
SHELTER ACQUISITION, INC.
A distributor of roofing supplies and products
throughout the Midwest.
   12.5% Senior Subordinated Note due 2008                       $    803,571         08/01/02          714,778          810,240
   Common Stock (B)                                              401,786 shs.                *          401,786          361,607
   Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                           139,470 shs.         08/01/02          114,589            1,395
                                                                                                   ------------     ------------
                                                                                                      1,231,153        1,173,242
SNYDER INDUSTRIES, INC.                                                                            ------------     ------------
A manufacturer of proprietary rotationally
molded polyethylene containers.
   12.25% Senior Subordinated Note due 2007                      $  2,250,000         12/06/99        2,091,562        2,270,122
   Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                               369 shs.         12/06/99          306,818           55,566
                                                                                                   ------------     ------------
                                                                                                      2,398,380        2,325,688
                                                                                                   ------------     ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
   Limited Partnership Interest of MHD Holdings LLC (B)            0.76% int.         08/29/00          278,907          105,200
                                                                                                   ------------     ------------
STRATEGIC EQUIPMENT & SUPPLY CORP., INC.
A provider of kitchen and restaurant design,
equipment fabrication and installation services.
   12% Senior Subordinated Note due 2008                         $  2,250,000         01/14/00        2,023,703        2,242,079
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                            61,862 shs.         01/14/00          382,501             --
                                                                                                   ------------     ------------
                                                                                                      2,406,204        2,242,079
SYNVENTIVE EQUITY LLC                                                                              ------------     ------------
A manufacturer of hot runner systems used in the plastic
injection molding process.
   12% Senior Subordinated Note due 2007                         $    975,000         08/21/03          936,939        1,004,250
   Limited Partnership Interest (B)                                0.32% int.         08/20/03          118,545          106,690
   Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                            45,942 shs.         08/21/03           19,242              459
                                                                                                   ------------     ------------
                                                                                                      1,074,726        1,111,399
                                                                                                   ------------     ------------

*08/01/02 and 01/17/03.
--------------------------------------------------------------------------------
18
CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies,
such as safety products, janitorial supplies,
work apparel, washroom and restroom supplies
and sanitary care products.
   13% Senior Subordinated Note due 2009                         $  1,356,000         02/05/98     $  1,237,684     $  1,356,000
   Common Stock (B)                                                  315 shs.         02/04/98          315,000          267,238
   Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                               222 shs.         02/05/98          184,416          188,337
                                                                                                   ------------     ------------
                                                                                                      1,737,100        1,811,575
                                                                                                   ------------     ------------
TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line
on the Columbia/Snake River system.
   17% Preferred Stock (B)                                           280 shs.         12/23/02          280,000          266,000
   Convertible Preferred Stock, convertible into
    common stock at $1,000 per share (B)                             560 shs.         07/25/96          560,000          448,000
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               237 shs.         07/25/96           24,103          189,504
                                                                                                   ------------     ------------
                                                                                                        864,103          903,504
                                                                                                   ------------     ------------
TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision engineered metal
and plastic fasteners and assembly components.
   12.75% Senior Subordinated Note due 2008                      $    595,588         12/06/01          457,312          601,544
   Class B Unit (B)                                               52,941 uts.         12/06/01           38,928           35,035
   Class C Unit (B)                                               92,184 uts.         12/06/01           67,782           61,005
                                                                                                   ------------     ------------
                                                                                                        564,022          697,584
                                                                                                   ------------     ------------
TOMAH HOLDINGS, INC.
A manufacturer of specialty chemicals.
   16% Senior Subordinated Note due 2011                         $    750,000         12/08/03          729,409          744,859
   16% Preferred Stock Series A (B)                                   20 shs.         12/08/03          334,393          329,076
   Common Stock (B)                                                2,789 shs.         12/08/03           69,602           62,641
                                                                                                   ------------     ------------
                                                                                                      1,133,404        1,136,576
TRONAIR, INC.                                                                                      ------------     ------------
A designer, engineer and manufacturer of ground
support equipment for the business, commuter and
commercial aviation markets.
   10.5% Senior Secured Term Note due 2008                       $    902,572         01/20/00          902,572          888,381
   12% Senior Subordinated Note due 2010                         $    758,100         01/20/00          719,881          731,617
   Common Stock (B)                                              129,960 shs.         01/20/00          129,960          103,968
   Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                             148,912 shs.         01/20/00           56,316            1,489
                                                                                                   ------------     ------------
                                                                                                      1,808,729        1,725,455
                                                                                                   ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
   12.5% Senior Subordinated Note due 2010                       $    562,500         04/11/03          517,499          559,487
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                             3,060 shs.         04/11/03           50,625               31
                                                                                                   ------------     ------------
                                                                                                        568,124          559,518
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------
TUBULAR TEXTILE MACHINERY
A designer, manufacturer, sale and servicer of
finishing machinery for the knit and woven
segments of the global textile industry.
   12% Senior Subordinated Note due 2014                         $    705,457         05/28/04     $    631,016     $    703,035
   8.75% Senior Secured Note due 2011                            $    409,310         05/28/04          409,310          411,002
   Common Stock (B)                                              385,233 shs.         05/28/04          385,233          346,710
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                           116,521 shs.         05/28/04           74,736            1,165
                                                                                                   ------------     ------------
                                                                                                      1,500,295        1,461,912
                                                                                                   ------------     ------------
TVI, INC.
A retailer of used clothing in the United States,
Canada and Australia.
   15.971% Senior Subordinated Note due 2008                     $  1,126,854         05/02/00        1,097,168        1,133,615
   Common Stock (B)                                              187,500 shs.         05/02/00          187,500          219,375
                                                                                                   ------------     ------------
                                                                                                      1,284,668        1,352,990
                                                                                                   ------------     ------------
U S M HOLDINGS CORP.
A provider of facility maintenance services
to retail and corporate clients with multiple locations.
   12% Senior Subordinated Note due 2011                         $    947,368         08/06/03          799,337          948,276
   Preferred Stock (B)                                             1,771 shs.         08/06/03          177,086          159,387
   Common Stock (B)                                                  546 shs.         08/06/03              546              491
   Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                               502 shs.         08/06/03          157,869                5
                                                                                                   ------------     ------------
                                                                                                      1,134,838        1,108,159
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter
icemaking, wine storage and refrigeration appliances.
   12.5% Senior Subordinated Note due 2012                       $    996,500         04/30/04          885,532          978,414
   10% Jr Subordinated Note due 2012                             $     32,100         04/30/04           32,100           30,986
   Common Stock (B)                                                   96 shs.         04/30/04           96,400           86,760
   Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                               122 shs.         04/30/04          112,106                1
                                                                                                   ------------     ------------
                                                                                                      1,126,138        1,096,161
                                                                                                   ------------     ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial
interests in other entities.
   Series A Preferred Units (B)                                    0.03% int.         12/02/96                1                2
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2004
(Unaudited)

                                                                Shares, Units,
                                                                   Warrants,
                                                                 Ownership or     Acquisition
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)                Principal Amount       Date             Cost          Fair Value
                                                                 ------------     ------------     ------------     ------------

VITEX PACKAGING, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
   12% Senior Subordinated Note due 2008                         $  1,082,787         12/18/00     $  1,022,005     $  1,082,787
   Limited Partnership Interest of Riverside VI
    Holding Company L.P. (B)                                       2.73% int.                *          198,564          255,669
   Limited Partnership Interest of Riverside
    Capital Appreciation Fund II L.P. (B)                          0.91% int.         12/18/00           42,213           54,370
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                               160 shs.               **          123,166           97,927
                                                                                                   ------------     ------------
                                                                                                      1,385,948        1,490,753
                                                                                                   ------------     ------------
WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and
other related services to retailers.
   12.5% Senior Subordinated Note due 2008                       $    871,878         11/03/00          854,369          880,768
   Senior Preferred Stock (B)                                      2,484 shs.         11/01/00          248,379          239,017
   Class B Common Stock (B)                                        4,743 shs.         11/01/00            4,743           43,669
   Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                             2,107 shs.         11/03/00           26,367           19,380
                                                                                                   ------------     ------------
                                                                                                      1,133,858        1,182,834
                                                                                                   ------------     ------------
WEASLER HOLDINGS LLC
A manufacturer of mechanical power transmission
components for the agricultural, lawn and turf industries.
   13.25% Senior Subordinated Note due 2010                      $  1,071,428         02/04/03          971,598        1,090,392
   Limited Partnership Interest (B)                                0.82% int.         02/03/04           53,570           42,856
   Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                               136 shs.         02/04/03          111,086                1
                                                                                                   ------------     ------------
                                                                                                      1,136,254        1,133,249
                                                                                                   ------------     ------------
WICOR AMERICAS, INC.
A manufacturer of cellulose based insulation products,
systems and services for electrical transformer
equipment manufacturers.
   20% Senior Subordinated Secured Note due 2009                 $  1,334,139         11/09/01        1,329,071        1,238,676
                                                                                                   ------------     ------------
TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                $ 91,786,802     $ 83,115,344
                                                                                                   ------------     ------------

 *12/30/97 and 09/09/99.
**01/02/98 and 12/18/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2004
(Unaudited)

                                                                        SHARES OR
                                                 INTEREST      DUE      PRINCIPAL
CORPORATE RESTRICTED SECURITIES(A)(CONTINUED)       RATE       DATE       AMOUNT         COST       FAIR VALUE
                                                    ----       ----       ------         ----       ----------
RULE 144A SECURITIES - 9.85%: (A)

BONDS - 9.40%
  A E S Corporation                                8.750%    05/15/13   $  175,000    $  193,481    $  187,469
  A E S Corporation                                9.000     05/15/15      175,000       175,000       187,469
  Aearo Company                                    8.250     04/15/12      225,000       225,000       229,500
  Appleton Papers, Inc.                            8.125     06/15/11      250,000       250,000       253,125
  Argo Tech Corporation                            9.250     06/01/11      425,000       425,000       437,750
  BCP Caylux Holding Lux SCA                       9.625     06/15/14      550,000       551,738       569,937
  Bombardier Capital, Inc.                         6.125     06/29/06      500,000       514,805       494,877
  Bombardier Capital, Inc.                         6.300     05/01/14      500,000       440,315       424,674
  Cablevision Systems Corporation                  5.670     04/01/09      450,000       450,000       461,250
  Cadmus Communications Corporation                8.375     06/15/14      350,000       350,000       350,000
  General Nutrition Center                         8.500     12/01/10      425,000       425,000       440,938
  IMAX Corporation                                 9.625     12/01/10      250,000       250,000       234,375
  Interactive Health LLC                           7.250     04/01/11      500,000       404,612       445,000
  K 2, Inc.                                        7.375     07/01/14      150,000       150,000       152,625
  Mail-Well, Inc.                                  7.875     12/01/13      550,000       550,000       500,500
  Metaldyne Corporation                           10.000     11/01/13      165,000       165,000       161,700
  Nalco Company                                    7.750     11/15/11      250,000       250,000       261,875
  North American Energy Partners                   8.750     12/01/11      200,000       200,000       198,000
  O E D Corp/Diamond Jo Company Guarantee          8.750     04/15/12      500,000       492,980       488,750
  Pacific Energy Partners/Fin                      7.125     06/15/14      250,000       245,635       253,750
  Pinnacle Food Holding                            8.250     12/01/13      225,000       225,000       217,125
  Rhodia SA                                        8.875     06/01/11      250,000       245,000       211,250
  Sheridan Acquisition Corporation                10.250     08/15/11      225,000       222,001       236,812
  Siebe PLC                                        6.500     01/15/10      350,000       308,000       314,125
  TCW Leveraged Income Trust, L.P. (B)             8.410     09/30/04    1,500,000     1,500,000       360,000
  Tenet Healthcare Corporation                     9.875     07/01/14      350,000       341,859       356,125
  Vicorp Restaurants, Inc.                        10.500     04/15/11      300,000       296,373       298,500
  Vought Aircraft Industries                       8.000     07/15/11      425,000       427,912       403,750
  Warner Music Group                               7.375     04/15/14      125,000       125,000       120,625
  Wornick Company                                 10.875     07/15/11      350,000       350,000       357,875
                                                                       -----------    ----------    ----------
    TOTAL BONDS                                                        $10,940,000    10,749,711     9,609,751
                                                                       ===========    ----------    ----------

CONVERTIBLE BONDS - 0.45%
  Cymer, Inc.                                      3.500%    02/15/09   $  450,000    $  450,000    $  457,875
                                                                        ----------    ----------    ----------
    TOTAL CONVERTIBLE BONDS                                             $  450,000       450,000       457,875
                                                                        ==========    ----------    ----------

CONVERTIBLE PREFERRED STOCK - 0.00%
  D T Industries, Inc. (B)                                                  10,000    $  500,000    $     --
                                                                                      ----------    ----------
    TOTAL CONVERTIBLE PREFERRED STOCK                                                    500,000          --
                                                                                      ----------    ----------
WARRANTS - 0.00%
  Winsloew Furniture, Inc. (B)                                                 700    $        7    $       11
                                                                                      ----------    ----------
    TOTAL WARRANTS                                                                             7            11
                                                                                      ----------    ----------

TOTAL RULE 144A SECURITIES                                                            11,699,718    10,067,637
                                                                                    ------------   -----------
TOTAL CORPORATE RESTRICTED SECURITIES                                               $103,486,520   $93,182,981
                                                                                    ------------   -----------

--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2004
(Unaudited)

                                                 Interest      Due       Principal
CORPORATE PUBLIC SECURITIES - 16.60%: (A)          Rate        Date       Amount         Cost      Market Value
                                                   ----        ----       ------         ----      ------------

BONDS - 14.10%
  A E P Industries, Inc.                           9.875%    11/15/07   $  150,000    $  142,875    $  153,750
  Activant Solutions, Inc.                        10.500     06/15/11      200,000       197,384       211,000
  Airplanes Pass Thru Trust (B)                    8.150     03/15/19    1,399,350     1,398,113          --
  American Media Operation, Inc.                   8.875     01/15/11      175,000       175,000       169,312
  Arrow Electronics, Inc.                          7.000     01/15/07      500,000       532,365       531,899
  C S C Holdings, Inc.                             7.625     04/01/11      250,000       251,155       250,625
  Cincinnati Bell, Inc.                            8.375     01/15/14       50,000        50,000        44,500
  Collins & Aikman Products Co.                   10.750     12/31/11      300,000       309,725       301,500
  Del Monte Corporation                            8.625     12/15/12      200,000       200,000       215,500
  Dollar Financial Group                           9.750     11/15/11      325,000       325,000       339,625
  Dominos, Inc.                                    8.250     07/01/11      150,000       148,917       159,000
  Electronic Data Systems Co.                      7.125     10/15/09      500,000       506,798       523,237
  Esterline Technologies                           7.750     06/15/13      175,000       175,000       180,250
  Flextronics International Ltd.                   6.500     05/15/13      250,000       250,000       243,750
  Ford Motor Credit Company                        5.800     01/12/09      500,000       499,070       504,699
  G F S I, Inc.                                    9.625     03/01/07      375,000       334,950       360,000
  Gencorp, Inc.                                    9.500     08/15/13      200,000       200,000       208,000
  General Motors Acceptance Corporation            5.850     01/14/09      500,000       504,137       506,660
  Hexcel Corporation                               9.750     01/15/09      340,000       340,000       356,575
  Huntsman LLC                                    11.625     10/15/10      250,000       247,037       276,250
  Intrawest Corporation                            7.500     10/15/13      250,000       250,000       244,375
  Koppers, Inc.                                    9.875     10/15/13      250,000       250,000       273,750
  Leucadia National Corporation                    7.000     08/15/13      350,000       357,558       346,063
  Lodgenet Entertainment Co.                       9.500     06/15/13      375,000       375,000       409,688
  Lyondell Chemical Co.                            9.500     12/15/08      200,000       190,000       208,500
  M S X International, Inc.                       11.000     10/15/07      175,000       173,502       169,750
  Majestic Star Casino LLC                         9.500     10/15/10      250,000       250,000       251,250
  Manitowoc Company, Inc.                          7.125     11/01/13      100,000       100,000       100,000
  Mediacom LLC                                     9.500     01/15/13      350,000       346,500       337,750
  Neff Corporation                                10.250     06/01/08       90,000        89,000        77,400
  Nextel Communications Corporation                7.375     08/01/15      400,000       411,056       404,000
  Northwest Airlines Corporation                   8.970     01/02/15      714,523       714,523       458,759
  Numatics, Inc.                                   9.625     04/01/08      375,000       376,984       333,750
  Offshore Logistics, Inc.                         6.125     06/15/13      350,000       350,000       332,500
  Pliant Corporation                               0.000     06/15/09      375,000       287,466       315,939
  Quintiles Transnational Corporation             10.000     10/01/13      250,000       250,000       247,500
  Rayovac Corporation                              8.500     10/01/13      175,000       175,000       183,750
  Rent-A-Center, Inc.                              7.500     05/01/10      250,000       250,000       256,250
  Rent-Way, Inc.                                  11.875     06/15/10      200,000       196,504       219,500
  River Rock Entertainment                         9.750     11/01/11      150,000       147,977       163,500
  S P X Corporation                                6.250     06/15/11      250,000       250,000       243,125
  Service Corp International                       6.000     12/15/05       21,000        21,143        21,447
  Sports Club Co.                                 11.375     03/15/06      100,000        97,000        90,000
  Tekni-Plex, Inc.                                12.750     06/15/10      500,000       483,500       480,000
  Telex Communications, Inc.                      11.500     10/15/08      250,000       250,000       265,000
  Tenet Healthcare Corporation                     6.375     12/01/11      250,000       241,250       218,750
  Triton P C S, Inc.                               8.500     06/01/13      500,000       500,000       472,500
  Tyco International Group SA                      6.375     10/15/11      150,000       148,500       159,567
  United Refining Co.                             10.750     06/15/07      595,000       595,000       569,713
  United Rentals, Inc.                             7.750     11/15/13      325,000       325,000       307,125
  Von Hoffman Press, Inc.                         10.250     03/15/09      175,000       184,403       180,031
  Williams Scotsman, Inc.                          9.875     06/01/07      250,000       246,250       248,125
  Winsloew Furniture, Inc.                        12.750     08/15/07      350,000       342,017       288,750
                                                                       -----------    ----------    ----------
    TOTAL BONDS                                                        $16,134,873    16,012,659    14,414,239
                                                                       ===========    ----------    ----------

--------------------------------------------------------------------------------
                                                                              23

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.) MASSMUTUAL PARTICIPATION INVESTORS June 30, 2004
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES:(A)(Continued)          Rate       Date       Amount         Cost      Market Value
                                                    ----       ----       ------         ----      ------------
COMMON STOCK - 2.02%
  Convera Corporation (B)                                                   21,050    $  771,152    $   48,625
  D T Industries, Inc. (B)                                                  89,438       584,047         1,520
  Distributed Energy Systems                                                14,000       177,078        38,080
  EOS International, Inc. (B)                                               39,375       438,156         3,150
  H C I Direct, Inc. (B)                                                       500          --            --
  I T C/Deltacom, Inc. (B)                                                  11,750       227,950        65,448
  Rent-Way, Inc. (B)                                                        46,432       458,123       417,888
  Transmontaigne, Inc. (B)                                                 277,771       909,179     1,494,408
                                                                                      ----------    ----------
  TOTAL COMMON STOCK                                                                   3,565,685     2,069,119


CONVERTIBLE BONDS - 0.48%
  Leucadia National Corporation                    3.750%    04/15/14   $  500,000    $  500,000    $  493,750
                                                                        ----------    ----------    ----------
    TOTAL CONVERTIBLE BONDS                                             $  500,000       500,000       493,750
                                                                        ==========    ----------    ----------
    TOTAL CORPORATE PUBLIC SECURITIES                                                $20,078,344   $16,977,108


                                                  Interest     Due       Principal
SHORT-TERM SECURITIES:                          Rate/Yield     Date       Amount         Cost      Market Value
                                                ----------     ----       ------         ----      ------------

COMMERCIAL PAPER - 9.33%
  Albertson's Inc.                                 1.351%    07/12/04   $1,030,000    $1,029,575    $1,029,575
  Baxter International, Inc.                       1.400     07/07/04    1,100,000     1,099,743     1,099,743
  Carolina Power & Light Co.                       1.250     07/02/04    1,250,000     1,249,957     1,249,957
  Countrywide Home Loan, Inc.                      1.320     07/06/04    1,040,000     1,039,809     1,039,809
  Florida Power & Light Co.                        1.300     07/12/04      585,000       584,768       584,768
  Kinder Morgan Energy Partners L.P.               1.401     07/19/04    1,700,000     1,698,810     1,698,810
  Praxair, Inc.                                    1.250     07/08/04    1,510,000     1,509,633     1,509,633
  Sara Lee Corporation                             1.100     07/01/04    1,330,000     1,330,000     1,330,000
                                                                        ----------    ----------    ----------
    TOTAL SHORT-TERM SECURITIES                                         $9,545,000    $9,542,295    $9,542,295


TOTAL INVESTMENTS                                 117.05%                           $133,107,159   119,702,384
                                                                                    ============   -----------
      Other Assets                                  6.39                                             6,533,968
      Liabilities                                 (23.44)                                          (23,970,462)
                                                 -------                                          ------------
    Total Net Assets                              100.00%                                         $102,265,890
                                                 =======                                          ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B)  Non-income producing security.

                See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2004
(Unaudited)



                                                               Fair Value/
INDUSTRY CLASSIFICATION:                                      Market Value
                                                             --------------
AEROSPACE - 2.43%
Argo Tech Corporation                                        $      437,750
Esterline Technologies                                              180,250
Hexcel Corporation                                                  356,575
Qualis Automotive LLC                                             1,105,414
Vought Aircraft Industries                                          403,750
                                                             --------------
                                                                  2,483,739
                                                             --------------

AIRLINES - 0.45%
Northwest Airlines Corp.                                            458,759
                                                             --------------

AUTOMOBILE - 7.03%
America's Body Company, Inc                                       1,312,500
Collins & Aikman Products Co.                                       301,500
Gencorp, Inc.                                                       208,000
Jason, Inc.                                                         831,423
LIH Investors, L.P.                                               2,697,070
Metaldyne Corporation                                               161,700
Nyloncraft, Inc.                                                  1,677,783
                                                             --------------
                                                                  7,189,976
                                                             --------------

BEVERAGE, DRUG & FOOD - 3.34%
Beta Brands Ltd                                                         --
Cains Foods, L.P.                                                    95,312
Del Monte Corporation                                               215,500
Dominos, Inc.                                                       159,000
Nonni's Food Company                                              1,108,858
Pharmaceutical Buyers, Inc.                                         856,066
Pinnacle Food Holding                                               217,125
Specialty Foods Group, Inc.                                         105,200
Vicorp Restaurants, Inc.                                            298,500
Wornick Co.                                                         357,875
                                                             --------------
                                                                  3,413,436
                                                             --------------

BROADCASTING &
 ENTERTAINMENT - 1.43%
C S C Holdings, Inc.                                                250,625
Cablevision Systems Corporation                                     461,250
Lodgenet Entertainment Co.                                          409,688
Mediacom Communications Corporation                                 337,750
                                                             --------------
                                                                  1,459,313
                                                             --------------

BUILDINGS & REAL ESTATE - 5.47%
A W C Holding Company                                             1,099,811
Adorn, Inc.                                                       1,153,597
Eagle Window & Door Holding Co.                                   1,608,209
Shelter Acquisition, Inc.                                         1,173,242
TruStile Doors, Inc.                                                559,518
                                                             --------------
                                                                  5,594,377
                                                             --------------

CARGO TRANSPORT - 2.15%
Kenan-Advantage Transport Company                                 1,298,268
Tidewater Holdings, Inc.                                            903,504
                                                             --------------
                                                                  2,201,772
                                                             --------------

CHEMICAL, PLASTICS
 & RUBBER - 2.06%
Capital Specialty Plastics, Inc.                                        252
Huntsman LLC                                                        276,250
Koppers, Inc.                                                       273,750
Lyondell Chemical Co.                                               208,500
Process Chemicals LLC                                                   --
Rhodia SA                                                           211,250
Tomah Holdings, Inc.                                              1,136,576
                                                             --------------
                                                                  2,106,578
                                                             --------------

CONSUMER PRODUCTS - 5.73%
Appleton Papers, Inc.                                               253,125
Colibri Holdings Corporation                                      1,030,753
Euro-Pro Corporation                                              1,141,022
G F S I, Inc.                                                       360,000
H C I Direct, Inc.                                                      --
K 2, Inc.                                                           152,625
Neff Motivation, Inc.                                                77,400
Rayovac Corporation                                                 183,750
Royal Baths Manufacturing Company                                   559,022
The Tranzonic Companies                                           1,811,575
Winsloew Furniture, Inc.                                            288,761
                                                             --------------
                                                                  5,858,033
                                                             --------------

CONTAINERS, PACKAGING
 & GLASS - 7.21%
A E P Industries, Inc.                                              153,750
Paradigm Packaging, Inc.                                          1,288,125
Pliant Corporation                                                  315,939
Selig Acquisition Corporation                                     1,324,084
Snyder Industries, Inc.                                           2,325,688
Tekni-Plex, Inc.                                                    480,000
Vitex Packaging, Inc.                                             1,490,753
                                                             --------------
                                                                  7,378,339
                                                             --------------

DISTRIBUTION - 5.94%
Corvest Group, Inc.                                               1,933,416
G C-Sun Holdings L.P.                                               690,000
Kele and Associates, Inc.                                         1,210,059
Strategic Equip & Supply Corp., Inc.                              2,242,079
                                                             --------------
                                                                  6,075,554
                                                             --------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2004
(Unaudited)

                                                               Fair Value/
INDUSTRY CLASSIFICATION:(CONT.)                               Market Value
                                                             --------------

DIVERSIFIED/CONGLOMERATE,
 MANUFACTURING - 5.58%
Activant Solutions, Inc.                                     $      211,000
Bombardier Capital, Inc.                                            919,551
Coining of America LLC                                            1,104,078
Dexter Magnetics Technologies, Inc.                                 833,451
Evans Consoles, Inc.                                                301,500
S P X Corporation                                                   243,125
Tinnerman-Palnut Engineered Components                              697,584
Tyco International Group SA                                         159,567
Wicor Americas, Inc.                                              1,238,676
                                                             --------------
                                                                  5,708,532
                                                             --------------

DIVERSIFIED/CONGLOMERATE,
 SERVICE - 8.28%
CapeSuccess LLC                                                       2,512
Diversco, Inc./DHI Holdings, Inc.                                   696,032
Dwyer Group, Inc.                                                 1,275,678
Examination Management Services, Inc.                               681,492
Hamilton Funeral Services Centers, Inc.                             220,803
Lancaster Laboratories, Inc.                                      1,120,719
Moss, Inc.                                                          946,644
M S X International, Inc.                                           169,750
Roto-Rooter, Inc.                                                 1,037,999
Service Corp International                                           21,447
U S M Holdings Corp.                                              1,108,159
Washington Inventory Services, Inc.                               1,182,834
                                                             --------------
                                                                  8,464,069
                                                             --------------

ELECTRONICS - 4.14%
A E S Corporation                                                   374,938
Arrow electronics, Inc.                                             531,899
Directed Electronics, Inc.                                        1,134,748
Distributed Energy Systems                                           38,080
Electronic Data Systems Co.                                         523,237
Flextronics International Ltd.                                      243,750
Precision Dynamics, Inc.                                          1,067,636
Progressive Software Holding, Inc.                                    6,570
Siebe PLC                                                           314,125
                                                             --------------
                                                                  4,234,983
                                                             --------------

FARMING & AGRICULTURE - 0.00%
Polymer Technologies, Inc./Poli-Twine Western, Inc.                     --
Protein Genetics, Inc.                                                  --
                                                             --------------
                                                                        --
                                                             --------------

FINANCIAL SERVICES - 3.30%
Airplanes Pass Thru Trust                                               --
BCP Caylux Holding Lux SCA                                          569,937
Dollar Financial Group                                              339,625
East River Ventures I, L.P.                                           6,783
Ford Motor Credit Company                                           504,699
General Motors Acceptance Corporation                               506,660
Highgate Capital LLC                                                  4,752
Leucadia National Corporation                                       839,813
TCW Leveraged Income Trust, L.P.                                    360,000
Victory Ventures LLC                                                      2
Williams Scotsman, Inc.                                             248,125
                                                             --------------
                                                                  3,380,396
                                                             --------------

HEALTHCARE, EDUCATION &
 CHILDCARE - 4.67%
A T I Acquisition Company                                         1,098,170
American Hospice Management Holding LLC                           1,236,707
Interactive Health LLC                                              445,000
Quintiles Transnational Corporation                                 247,500
MedAssist, Inc.                                                   1,175,365
Tenet Healthcare Corporation                                        574,875
                                                             --------------
                                                                  4,777,617
                                                             --------------

HOME & OFFICE FURNISHINGS,
 HOUSEWARES, AND DURABLE
 CONSUMER PRODUCTS - 3.68%
Home Decor Holding Company                                          837,085
Hussey Seating Corporation                                        1,828,973
U-Line Corporation                                                1,096,161
                                                             --------------
                                                                  3,762,219
                                                             --------------

LEISURE, AMUSEMENT,
 ENTERTAINMENT - 2.48%
IMAX Corporation                                                    234,375
Intrawest Corporation                                               244,375
Keepsake Quilting, Inc.                                           1,033,205
Majestic Star Casino LLC                                            251,250
O E D Corp/Diamond Jo Company Guarantee                             488,750
River Rock Entertainment                                            163,500
Warner Music Group                                                  120,625
                                                             --------------
                                                                  2,536,080
                                                             --------------

--------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)   MASSMUTUAL PARTICIPATION INVESTORS
June 30, 2004
(Unaudited)

                                                               Fair Value/
INDUSTRY CLASSIFICATION:(CONT.)                               Market Value
                                                             --------------

MACHINERY - 12.75%
Aearo Company                                                $      229,500
C & M Conveyor, Inc.                                              1,329,768
D T Industries, Inc.                                                  1,520
Integration Technology Systems, Inc.                                867,205
Manitowoc Company, Inc.                                             100,000
NPC, Inc.                                                         2,072,050
Numatics, Inc.                                                      333,750
PW Eagle, Inc.                                                      739,530
Safety Speed Cut Manufacturing Company, Inc.                      1,937,126
Synventive Equity LLC                                             1,111,399
Tronair, Inc.                                                     1,725,455
Tubular Textile Machinery                                         1,461,912
Weasler Holdings LLC                                              1,133,249
                                                             --------------
                                                                 13,042,464
                                                             --------------

MEDICAL DEVICES/BIOTECH - 2.84%
Beacon Medical Products, Inc.                                     1,146,424
Coeur, Inc.                                                         636,330
E X C Acquisition Corporation                                     1,118,812
                                                             --------------
                                                                  2,901,566
                                                             --------------

MINING, STEEL, IRON
& NON PRECIOUS METALS - 0.05%
Better Minerals & Aggregates                                         54,525
                                                             --------------

OIL AND GAS - 3.88%
Mustang Ventures Company                                          1,123,247
North American Energy Partners                                      198,000
Offshore Logistics, Inc.                                            332,500
Pacific Energy Parnters/Fin                                         253,750
Transmontaigne, Inc.                                              1,494,408
United Refining Co.                                                 569,713
                                                             --------------
                                                                  3,971,618
                                                             --------------

PHARMACEUTICALS - 2.70%
Enzymatic Therapy, Inc.                                             509,065
Sabex 2002, Inc.                                                  2,252,086
                                                             --------------
                                                                  2,761,151
                                                             --------------

PUBLISHING/PRINTING - 1.41%
American Media Operation, Inc.                                      169,312
Cadmus Communications Corporation                                   350,000
Mail-Well, Inc.                                                     500,500
Sheridan Acquisition Corporation                                    236,812
Von Hoffman Press, Inc.                                             180,031
                                                             --------------
                                                                  1,436,655
                                                             --------------

RETAIL STORES - 6.55%
EOS International, Inc.                                               3,150
General Nutrition Center                                            440,938
Neff Corporation                                                    569,771
Olympic Sales, Inc.                                               1,867,051
P H I Holding Company                                             1,168,281
Rent-A-Center, Inc.                                                 256,250
Rent-Way, Inc.                                                      637,388
Sports Club Co.                                                      90,000
TVI, Inc.                                                         1,352,990
United Rentals, Inc.                                                307,125
                                                             --------------
                                                                  6,692,944
                                                             --------------

TECHNOLOGY - 0.69%
Convera Corporation                                                  48,625
Cymer, Inc.                                                         457,875
Delstar Holding Corporation                                         195,571
                                                             --------------
                                                                    702,071
                                                             --------------

TELECOMMUNICATIONS - 1.22%
Cincinnati Bell, Inc.                                                44,500
I T C/Deltacom, Inc.                                                 65,448
Nextel Communications Corporation                                   404,000
Telex Communications, Inc.                                          265,000
Triton P C S, Inc.                                                  472,500
                                                             --------------
                                                                  1,251,448
                                                             --------------

UTILITIES - 0.26%
Nalco Company                                                       261,875
                                                             --------------

TOTAL CORPORATE RESTRICTED
 AND PUBLIC SECURITIES - 107.72%                             $  110,160,089
                                                             ==============


                See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(Unaudited)

1. HISTORY

      MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

      The Trust is a diversified closed-end management investment company. Babson Capital Management LLC, formerly David L. Babson & Company Inc. ("Babson"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maximize total return by providing a high level of current income, the potential for growth of such income, and capital appreciation, by investing primarily in a portfolio of privately placed below investment grade, long-term corporate debt obligations purchases directly from their issuers, at least half of which normally will include equity features.

      On January 27, 1998, the Board of Trustees authorized the formation of a wholly owned subsidiary ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of the MMPI Subsidiary Trust's have been consolidated in the accompanying financial statements. Footnote 2.D below discusses the Federal tax consequences of the MMPI Subsidiary Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

      A. VALUATION OF INVESTMENTS:

      Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

      Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities". Generally speaking, as contrasted with openmarket sales of unrestricted securities, which may be effected immediately if the market is adequate, absent an exemption from registration, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933.

      The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees the ("Trustees"). Each restricted security is valued by the Trustees as of the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are thereafter used for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of a security held by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust; changes in the financial condition and

--------------------------------------------------------------------------------
28

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

      prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

      When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

      The Trust's Board of Trustees meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson, the Trust's investment adviser. In making valuations, the Trustees will consider Babson's reports analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

      The consolidated financial statements include restricted securities valued at $83,115,344 (81.27% of net assets) as of June 30, 2004 whose values have been determined by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material. The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 2004, subject to discount where appropriate, and are approved by the Trustees.

      Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

      B. ACCOUNTING FOR INVESTMENTS:

      Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

      The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes.

      Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

      C. USE OF ESTIMATES:

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)


      D. FEDERAL INCOME TAXES

      No provision for federal income taxes on net investment income and short-term capital gains is considered necessary for the Trust because it is a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification by, among other things, distributing substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon, or distribute all or a portion of such net gains.

      The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMPI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

      The MMPI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust's receiving any distributions from the MMPI Subsidiary Trust, all of the MMPI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEE

      Under an Investment Advisory and Administrative Services Contract with the Trust, Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment objectives and policies of the Trust, to also offer such securities to the Trust. Babson will use its best efforts to insure that issuers accede to such requests. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

      For its services under the Investment Advisory and Administrative Services Contract, Babson is paid a quarterly fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson, approve the valuation of the Trust's net assets as of approximately equivalent to .90% on an annual basis. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson, approve the valuation of the Trust's net assets as of such day.


--------------------------------------------------------------------------------
30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

4. SENIOR SECURED INDEBTEDNESS:

      A. NOTE PAYABLE

      MassMutual holds the Trust's $12,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due December 13, 2011 and accrues interest at 5.80% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the six months ended June 30, 2004, the Trust incurred total interest expense on the Note of $348,000.

      The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Notes proposed to be redeemed.

      B. REVOLVING CREDIT AGREEMENT

      The Trust entered into a $15,000,000 Revolving Credit Agreement with Fleet National Bank (the "Agent Bank") dated May 29, 1997, which had a stated maturity date of May 31, 2004. The maturity date of this loan was extended to May 31, 2007, and its terms amended and restated pursuant to the First Amended and Restated Revolving Credit Agreement (the "Revolver") dated May 27, 2004, between the Trust and the Agent Bank.

      The Revolver bears interest payable quarterly in arrears at a per annum rate that varies depending upon whether the Trust requests a Base Rate Loan or LIBOR Rate Loan. Interest on Base Rate Loans equals the higher of:
      (i) the annual "Base Rate" as set periodically by the Agent Bank and (ii) the most recent Federal Funds Effective Rate plus .50% per annum. Per annum interest on LIBOR Rate Loans equals .60% plus the London Inter Bank Offered Rate ("LIBOR") rate, divided by 1 minus the LIBOR Reserve Rate. The Trust also incurs expense on the undrawn portion of the total Revolver at a rate of .25% per annum. The Trust incurred closing costs on the Revolver of $7,500.

      As of June 30, 2004, there was $10,500,000 in outstanding loans against the Revolver and the average blended rate of interest attributable to the Revolver was 1.54%. For the six months ended June 30, 2004, the Trust incurred total interest expense on the Revolver of $80,777, plus $4,417 related to the undrawn portion.

5. PURCHASES AND SALES OF INVESTMENTS
                                             For the six months ended 6/30/2004
                                             ----------------------------------
                                                Cost of          Proceeds from
                                              Investments           Sales or
                                               Acquired            Maturities
                                             ------------         ------------
      Corporate restricted securities        $ 26,631,038         $ 25,901,394
      Corporate public securities               5,358,627            6,547,534
      Short-term securities                   180,499,630          178,707,795


      The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 2004. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of June 30, 2004 is $13,404,775 and consists of $9,497,422 appreciation and $22,902,197 depreciation.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS    MASSMUTUAL PARTICIPATION INVESTORS
(CONTINUED)

6. QUARTERLY RESULTS OF INVESTMENT OPERATIONS            MARCH 31, 2004
                                                 -----------------------------
                                                   Amount            Per Share
                                                 -----------         ---------
      Investment income                          $ 2,659,387
      Net investment income                        2,102,013          $ 0.22
      Net realized and unrealized gain on
        investment                                 1,898,079            0.20

                                                         JUNE 30, 2004
                                                 -----------------------------
                                                   Amount            Per Share
                                                 -----------         ---------
      Investment income                          $ 3,448,275
      Net investment income                        2,871,018          $ 0.30
      Net realized and unrealized gain on
        investment (net of taxes)                  2,538,265            0.26

7. CONTINGENCIES

      The Trust, together with other investors including MassMutual, is a plaintiff in litigation in connection with private placement investments made by the Trust in Sharp International Corporation ("Sharp"). Three managing shareholders of Sharp, which is currently being liquidated in Chapter 11 liquidation proceedings, have pleaded guilty to criminal fraud charges. Initially, two separate civil lawsuits were brought in New York state court in an attempt to recover damages for lost investment funds from Sharp's working capital lender and auditors. The first lawsuit involving Sharp's working capital lender was dismissed prior to trial. An appeal of this dismissal was unsuccessful. The discovery and deposition components of the second, related lawsuit against Sharp's auditors, KPMG LLP, have been completed. The parties to the lawsuit, including the Trust, agreed to submit the matters which are the subject of the lawsuit to the non-binding mediation proceedings. However, the parties were unable to resolve these matters through mediation. The trial is scheduled to begin early in 2005. The Trust is unable to estimate any potential recovery from this lawsuit as of June 30, 2004.

RESULTS OF SHAREHOLDER MEETING

      At the Annual Meeting of Shareholders held on Friday, April 30, 2004, the Trust's Shareholders were asked to vote (a) to re-elect Donald E. Benson, Donald Glickman and Robert E. Joyal as trustees for three year terms; and
      (b) to approve the continuance of the Trust's current Investment Advisory and Administrative Services Contract with Babson. The Shareholders approved all of the proposals. The Trust's other trustees (Martin T. Hart, Steve Kandarian, Jack A. Laughery, Corine T. Norgaard and Stuart H. Reese) continue to serve their respective terms following the April 30, 2004 Annual Shareholders Meeting. The results of the Shareholders votes are set forth below.

A. ELECTION OF TRUSTEES:
                           SHARES:                               % OF SHARES
           TRUSTEE:          FOR        WITHHELD      TOTAL       VOTED FOR
           --------          ---        --------      -----       ---------
      Donald E. Benson    8,742,481      118,355    8,860,836       98.66%
      Donald Glickman     8,745,231      115,605    8,860,836       98.70%
      Robert E. Joyal     8,750,201      110,635    8,860,836       98.75%

B. APPROVAL OF THE CONTINUANCE OF THE TRUST'S INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES CONTRACT WITH DAVID L. BABSON & COMPANY INC. (NOW BABSON CAPITAL MANAGEMENT LLC) DATED OCTOBER 7, 1988.

            SHARES:                                             % OF SHARES
              FOR        AGAINST      ABSTAINED      TOTAL       VOTED FOR
              ---        -------      ---------      -----       ---------
          8,692,775       74,882        93,179     8,860,836       98.10%

--------------------------------------------------------------------------------
32

     TRUSTEES                                OFFICERS

DONALD E. BENSON*               STUART H. REESE         CHAIRMAN
DONALD GLICKMAN                 ROGER W. CRANDALL       PRESIDENT
MARTIN T. HART*                 CHARLES C. MCCOBB, JR.  VICE PRESIDENT &
ROBERT E. JOYAL                                         CHIEF FINANCIAL
STEVEN A. KANDARIAN                                     OFFICER
JACK A. LAUGHERY                STEPHEN L. KUHN         VICE PRESIDENT &
CORINE T. NORGAARD*                                     SECRETARY
STUART H. REESE                 MICHAEL P. HERMSEN      VICE PRESIDENT
                                MARY WILSON KIBBE       VICE PRESIDENT
                                MICHAEL L. KLOFAS       VICE PRESIDENT
                                CLIFFORD M. NOREEN      VICE PRESIDENT
                                RICHARD E. SPENCER, II  VICE PRESIDENT
                                JAMES M. ROY            TREASURER
                                JOHN T. DAVITT, JR.     COMPTROLLER
                                MARY ELLEN WESNESKI     CHIEF COMPLIANCE
                                                        OFFICER



*MEMBER OF THE AUDIT COMMITTEE


                  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

      MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan. The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

      Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter.

      Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

      The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

      As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

      Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.

ITEM 2.  CODE OF ETHICS.

         NOT APPLICABLE FOR THIS FILING.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         NOT APPLICABLE FOR THIS FILING.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         NOT APPLICABLE FOR THIS FILING.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         NOT APPLICABLE FOR THIS FILING.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         NOT APPLICABLE FOR THIS FILING.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

         NOT APPLICABLE FOR THIS FILING.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         NONE.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         NONE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on this evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)(1)ANY CODE OF ETHICS, OR AMENDMENTS THERETO, THAT IS THE SUBJECT OF DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY THE ITEM 2 REQUIREMENTS THROUGH THE FILING OF AN EXHIBIT.

               NOT APPLICABLE FOR THIS FILING.


         (a)(2)A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30a-2 UNDER THE ACT.

               Attached hereto as EX-99.31.1 and EX-99.31.2


         (a)(3)ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23c-1 UNDER THE ACT (17 CFR 270.23c-1) SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS.

               NONE.


         (b)   CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE ACT.

               Attached hereto as EX-99.32.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   MassMutual Participation Investors
                ----------------------------------
By:             /s/ Roger W. Crandall
                ----------------------------------
                Roger W. Crandall, President
                ----------------------------------
Date:           September 7, 2004
                ----------------------------------

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:             /s/ Roger W. Crandall
                ----------------------------------
                Roger W. Crandall, President
                ----------------------------------
Date:           September 7, 2004
                ----------------------------------
By:             /s/ Charles C. McCobb, Jr.
                ----------------------------------
                Charles C. McCobb, Jr., Vice
                President, and Chief Financial Officer
                ----------------------------------
Date:           September 7, 2004
                ----------------------------------